FIFTH THIRD FUNDS

                   Supplement Dated September 19, 2007 to the
                  Combined Statement of Additional Information
        dated November 29, 2006, as amended and restated December 7, 2006

The section entitled "ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES-TYPES OF INVESTMENTS-FOREIGN CURRENCY TRANSACTIONS" on page 18 of the Statement of Additional Information is hereby supplemented with the following:

     The Bond Fund and the Short-Term Bond Fund may invest in foreign government debt.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAI-91907